UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—March 31, 2013 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)-95.6%
Aerospace & Defense- 2.3%

DigitalGlobe, Inc.	BTL-B	Ba2	BBB-	3.75%	01/24/2020	$1,910,000	$1,934,621
Hamilton Sundstrand Corp.	BTL	B1	B+	4.00	12/13/2019	822,938	829,476
Transdigm Group, Inc.	BTL-B	Ba2	BB-	3.75	02/28/2020	2,766,837	2,792,775
WESCO Distribution, Inc.	BTL-B	Ba3	B+	4.50-5.75	12/12/2019	1,720,688	1,739,829
Wyle Laboratories, Inc.	BTL-B	Ba3	BB	5.00	03/26/2017	1,349,487	1,360,451

							8,657,152

Airlines- 1.3%

Delta Air Lines, Inc.	BTL	Ba2	BB-	4.25	04/20/2017	1,814,807	1,837,868
Delta Air Lines, Inc.	BTL-B1	Ba2	B+	5.25	10/18/2018	1,120,000	1,139,250
United Airlines, Inc.	Tranche B	Ba2	BB-	4.00	03/22/2019	1,805,000	1,812,333

							4,789,451

Auto Components- 1.9%

Allison Transmission, Inc.	BTL-B3	Ba3	BB-	4.25	08/23/2019	859,319	871,241
August LuxUK Holding Co.	1st Lien	B1	B	6.25	04/27/2018	216,519	220,848
August LuxUK Holding Co.	2nd Lien	Caa1	B-	10.50	04/27/2019	565,000	573,475
August U.S. Holding Co., Inc.	1st Lien	B1	B	6.25	04/27/2018	166,556	169,887
August U.S. Holding Co., Inc.	2nd Lien	Caa1	B-	10.50	04/27/2019	435,000	441,525
Federal Mogul Corp.	BTL-B	Ba3	B+	2.14	12/27/2014	930,433	872,152
Federal Mogul Corp.	BTL-C	Ba3	B+	2.14	12/27/2015	474,711	444,975
Goodyear Tire & Rubber Co.	2nd Lien	Ba1	BB	4.75	04/30/2019	500,000	506,246
TI Group Automotive Systems LLC	BTL-B	B1	BB-	5.50	03/28/2019	610,000	616,100
UCI International, Inc.	BTL-B	Ba2	B+	5.50	07/26/2017	2,189,354	2,209,879

							6,926,328

Automobiles- 1.0%

Casco Automotive Group, Inc.	BTL	B1	B+	6.25	11/14/2018	997,500	1,008,514
Chrysler Group LLC	BTL-B	Ba1	BB	6.00	05/24/2017	2,824,688	2,883,955

							3,892,469

Capital Markets- 3.3%

AlixPartners LLC	BTL-B2	Ba3	B+	6.50	06/29/2019	689,796	697,844
AlixPartners LLC	2nd Lien	B3	B-	10.75	12/27/2019	285,000	292,125
BNY ConvergEX Group LLC	BTL-B	B1	B+	5.25	12/17/2016	191,461	191,142
BNY ConvergEX Group LLC	BTL-B	B1	B+	5.25	12/19/2016	422,936	422,231
BNY ConvergEX Group LLC	BTL-A	B2	B-	8.75	12/17/2017	613,325	606,808
BNY ConvergEX Group LLC	BTL-A	B2	B-	8.75	12/17/2017	1,461,675	1,446,145
ISS Holdings A/S(14)	BTL-B12	Ba3	BB-	—	03/15/2018	1,105,000	1,109,834
Nuveen Investments, Inc.	1st Lien	B2	B	5.20	05/13/2017	3,170,000	3,185,850
Walter Investment Management Co.	Tranche B	B2	B+	5.75	11/28/2017	4,341,095	4,424,661

							12,376,640

Chemicals- 2.9%

AI Chem & Cy SCA	BTL-B	B1	B+	4.50	10/03/2019	503,670	505,559
AI Chem & Cy SCA	BTL-B1	B1	B+	4.50	10/03/2019	261,330	262,310
AI Chem & Cy SCA	2nd Lien	B3	B-	8.25	03/31/2020	770,000	790,213
Chemtura Corp.	BTL	Ba1	BB+	5.50	08/27/2016	1,890,000	1,918,350
General Chemical Corp.	BTL	B1	B	5.00-5.75	10/06/2015	661,893	668,512
Houghton International, Inc.	BTL	B1	B	5.25	12/20/2019	708,225	719,881
Ineos U.S. Finance LLC	BTL-B	B1	B+	6.50	05/04/2018	1,237,500	1,258,770
PQ Corp.	1st Lien	B2	B+	4.50	08/07/2017	633,413	642,650
Tronox, Inc.	BTL-C	Ba2	BBB-	4.50	02/08/2018	820,000	832,153
U.S. Coatings Acquisition, Inc.	BTL-B	B1	B+	4.75	02/01/2020	635,000	644,164
Univar, Inc.	BTL-B	B2	B+	5.00	06/30/2017	2,521,936	2,550,084

							10,792,646

Commercial Services & Supplies- 4.7%

ACCO Brands Corp.	BTL-B	Ba1	BB+	4.25	04/30/2019	827,067	838,956
ADS Waste Holdings, Inc.	BTL	B1	B+	4.25	10/09/2019	1,521,188	1,540,012
Altegrity, Inc.	BTL-B	B1	B-	7.75	02/21/2015	1,115,231	1,122,898
Aramark Corp.	BTL-D	B1	BB-	4.00	09/09/2019	1,965,000	1,988,678
ATI Schools(9)(10)	BTL-B	Ba3	NR	12.25	12/30/2014	1,138,627	28,466
ATI Schools(6)(8)(10)	BTL	NR	NR	13.25	06/30/2012	256,258	44,845
ATI Schools(6)(8)(10)	BTL	NR	NR	13.25	06/30/2012	15,830	2,770
Audio Visual Services Group, Inc.	1st Lien	B1	B+	6.75	11/09/2018	1,592,000	1,603,940
AWAS Aviation Capital, Ltd.	BTL	Ba2	BBB	4.75	07/16/2018	662,293	668,916
Brand Energy and Infrastructure Services, Inc.	BTL-B1	B2	B	6.25	10/16/2018	1,442,847	1,448,859
Brand Energy and Infrastructure Services, Inc.	BTL-B1	B2	B	6.25	10/22/2018	346,283	347,726
Fly Funding II SARL	BTL	B1	BBB-	5.75	08/09/2018	1,204,125	1,220,682
KAR Auction Services, Inc.	BTL-B	Ba3	BB-	3.75	05/19/2017	1,412,007	1,428,774
Peak 10, Inc.	BTL-B	B2	B	7.25	10/25/2018	633,413	640,538
Star West Generation LLC	BTL-B	Ba3	BB-	5.00	03/13/2020	2,055,000	2,086,468
ValleyCrest Cos.	1st Lien	NR	NR	8.00	10/04/2016	833,539	843,958
WCA Waste Systems, Inc.	BTL	B1	B+	5.50	03/23/2018	1,687,950	1,703,775

							17,560,261

Communications Equipment- 2.9%

Alcatel-Lucent SA	BTL-C	B1	BB-	7.25	01/30/2019	1,541,138	1,567,947
ARRIS Group, Inc.	BTL-B	Ba3	NR	3.50	02/07/2020	3,435,000	3,445,734
Sorenson Communications, Inc.	BTL-C	B2	B-	9.50	10/31/2014	4,220,000	4,285,060
Telesat Holdings, Inc.	BTL-B	Ba3	BB-	5.50	03/28/2019	1,454,013	1,467,635

							10,766,376

Consumer Finance- 0.5%

Fifth Third Processing Solutions LLC	BTL-B	Ba2	BBB	3.75	03/27/2019	1,876,050	1,886,017

Containers & Packaging- 0.6%

Consolidated Container Co.	BTL-B	B1	B	5.00	07/03/2019	820,875	832,983
FleetPride, Inc.	1st Lien	B1	B	5.25	11/19/2019	678,300	688,051
TricorBraun, Inc.	BTL-B	B1	B	5.50-6.50	05/03/2018	547,250	555,003

							2,076,037

Diversified Consumer Services- 0.8%

Bright Horizons Family Solutions, Inc.	BTL-B	B1	B+	4.00-5.25	01/16/2020	1,157,100	1,167,707
Velo Holdings, Inc.	BTL	NR	NR	15.00	01/31/2018	410,443	412,495
Weight Watchers International, Inc.	BTL-F	Ba1	BB	4.00	03/15/2019	1,533,413	1,543,668

							3,123,870

Diversified Financial Services- 2.3%

Aptalis Pharma, Inc.	BTL-B2	B2	B+	5.50	02/10/2017	994,975	1,004,925
Aptalis Pharma, Inc.	BTL-B1	B2	B+	5.50	02/11/2017	2,253,088	2,275,619
BLB Management Services, Inc.	1st Lien	B1	BB	8.50	11/05/2015	117,470	118,020
BLB Management Services, Inc.(14)	BTL-B	B1	BB-	—	09/27/2018	605,000	610,798
Global Cash Access LLC	BTL	B1	BB+	7.00	03/01/2016	1,119,048	1,134,435
Ipreo Holdings LLC	BTL-2	B1	NR	6.50	08/05/2017	1,146,338	1,153,503
Ipreo Holdings LLC	BTL-3	B1	NR	6.50	08/05/2017	747,027	751,695
Visant Corp.	BTL	B1	BB-	5.25	12/22/2016	1,346,665	1,309,351

							8,358,346

Diversified Telecommunication Services- 3.1%

Cequel Communications LLC	BTL-B	Ba2	BB-	4.00	02/14/2019	2,440,350	2,466,469
Integra Telecom, Inc.	BTL-A	B2	B	6.00	02/15/2019	1,350,000	1,370,756
Level 3 Financing, Inc.	BTL-B3	Ba3	B+	4.75	08/01/2019	981,000	993,365
Level 3 Financing, Inc.	Tranche B	Ba3	B+	5.25	08/01/2019	1,425,000	1,444,772
SBA Finance	BTL-B	Ba2	BB	3.75	09/20/2019	832,913	845,406
U.S. TelePacific Corp.	BTL	B3	B-	5.75	02/23/2017	1,906,120	1,906,717
West Corp.	BTL-B2	Ba3	B+	4.25	06/30/2018	2,129,831	2,160,637
Windstream Corp.	BTL-B4	Baa3	BB+	3.50	01/23/2020	194,513	196,701

							11,384,823

Electrical Equipment- 0.2%

WireCo WorldGroup, Inc.	BTL-B	Ba2	BB-	6.00	02/15/2017	676,600	686,749

Electronic Equipment, Instruments & Components- 0.7%

Aeroflex, Inc.	BTL-B	B1	BB-	5.75	05/09/2018	1,743,851	1,778,001
CDW Corp.	BTL-B	B1	B+	4.00	07/15/2017	893,729	900,911

							2,678,912

Energy Equipment & Services- 2.2%

EMG Utica LLC	BTL	B2	B	4.75	03/27/2020	690,000	693,450
FTS International LLC	BTL-B	B3	CCC+	8.50	05/06/2016	2,011,038	1,916,352
Pinnacle Holdco SARL	BTL	B1	B+	4.75	07/24/2019	1,666,635	1,679,830
Pinnacle Holdco SARL	2nd Lien	Caa1	CCC+	10.50	07/24/2020	786,000	801,229
Shelf Drilling International Holdings, Ltd.	BTL	Ba1	B+	6.25	10/08/2018	2,992,500	3,022,425

							8,113,286

Food & Staples Retailing- 2.9%

AdvancePierre Foods, Inc.	BTL-B1	B1	B	5.75	07/10/2017	1,436,400	1,459,742
BJ's Wholesale Club, Inc.	1st Lien	NR	B	4.25	09/26/2019	1,815,450	1,827,080
Rite Aid Corp.	BTL-B6	B1	B+	4.00	02/21/2020	1,130,000	1,143,301
Rite Aid Corp.	2nd Lien	B3	B-	5.75	08/21/2020	1,055,000	1,054,868
Roundy's Supermarkets, Inc.	BTL-B	B1	B+	5.75	02/13/2019	886,951	886,396
Sprouts Farmers Market LLC	BTL-B	B2	B+	6.00	04/18/2018	2,234,400	2,255,348
Sprouts Farmers Market LLC	BTL	B2	B+	6.00	04/18/2018	164,755	165,991
Supervalu, Inc.	BTL-B	B1	B+	6.25	03/21/2019	1,250,000	1,273,549
U.S. Foodservice	BTL	B2	B-	5.75	03/31/2017	656,003	665,943

							10,732,218

Food Products- 3.3%

Brickman Group Holdings, Inc.	BTL-B	B1	B+	5.50	10/14/2016	2,001,323	2,041,350
H.J. Heinz Co.(14)	BTL-B2	Ba2	BB	3.50	03/27/2020	3,305,000	3,337,637
Hostess Brands, Inc.	BTL	NR	B-	6.75	03/06/2020	1,095,000	1,119,638
Michael Foods, Inc.	BTL-B	Ba3	B+	4.25	02/25/2018	1,924,575	1,957,052
Pinnacle Foods Group, Inc.	BTL-B	Ba3	B+	3.70	10/02/2016	942,402	950,742
Pinnacle Foods Group, Inc.	BTL-E	Ba3	B+	4.75	10/17/2018	336,600	340,146
Pinnacle Operating Corp.	BTL-B1	B2	B	6.75	11/14/2018	1,432,800	1,450,710
Pinnacle Operating Corp.	BTL-B2	Caa1	CCC+	11.50	05/13/2019	1,000,000	957,500

							12,154,775

Gas Utilities- 0.6%

EP Energy LLC	BTL-B1	Ba3	B+	5.00	05/24/2018	735,000	744,515
NGPL PipeCo LLC	BTL-B	Ba3	B+	6.75	09/15/2017	699,107	710,176
Ruby Western Pipeline Holdings LLC	BTL	Ba2	BB+	3.50	03/27/2020	935,000	947,856

							2,402,547

Health Care Equipment & Supplies- 2.2%

Bausch & Lomb, Inc.	BTL-B	B1	B+	5.25	05/17/2019	1,215,813	1,228,943
Catalent Pharma Solutions, Inc.	BTL	Ba3	BB-	3.70	09/15/2016	1,885,000	1,900,316
Hologic, Inc.	BTL-B	Ba2	BBB-	4.50	08/01/2019	800,975	813,073
Immucor, Inc.	BTL-B2	Ba3	BB-	5.00	08/17/2018	1,859,435	1,874,543
Kinetic Concepts, Inc.	BTL-B	Ba2	BB-	5.50	05/04/2018	404,883	412,727
Vantage Oncology, Inc.	BTL-B	B2	B	7.75	01/31/2017	204,773	204,773
Vantage Oncology, Inc.	BTL	B2	B	7.75	01/31/2017	1,685,530	1,685,530

							8,119,905

Health Care Providers & Services- 4.8%

Alliance HealthCare Services, Inc.	BTL-B	Ba3	BB-	7.25	06/01/2016	231,658	233,974
American Renal Holdings, Inc.	1st Lien	Ba3	B	4.50	09/22/2019	2,125,000	2,134,297
American Renal Holdings, Inc.	2nd Lien	Caa1	CCC+	8.50	02/14/2020	1,555,000	1,566,663
ATI Physical Therapy	BTL-B	Ba3	B+	5.75	12/20/2019	832,913	846,968
DaVita, Inc.	BTL-B2	Ba2	BB-	4.00	11/01/2019	1,221,938	1,236,162
DaVita, Inc.	BTL-B	Ba2	BB-	4.50	10/20/2016	1,705,738	1,727,059
HCA, Inc.	Tranche B3	Ba3	BB	3.45	05/01/2018	500,000	504,790
Health Management Associates, Inc.	BTL-B	Ba3	BB-	3.50	11/18/2018	597,978	603,689
inVentiv Health, Inc.	BTL-B	NR	B	7.50	08/04/2016	1,175,506	1,166,690
MModal, Inc.	1st Lien	Ba3	B+	6.75	08/17/2019	1,343,326	1,295,470
Multiplan, Inc.	BTL	Ba3	B	4.00	08/26/2017	2,070,082	2,080,110
National Surgical Hospitals, Inc.	BTL	B2	B	8.25	02/03/2017	1,336,377	1,333,036
Sheridan Holdings, Inc.	1st Lien	NR	B+	6.00	06/29/2018	1,022,288	1,031,446
Sheridan Holdings, Inc.	2nd Lien	Caa1	B-	9.00	06/29/2019	721,000	736,321
U.S. Renal Care, Inc.	1st Lien	B1	B+	6.25	07/02/2019	803,925	817,994
U.S. Renal Care, Inc.	2nd Lien	Caa1	CCC+	10.25	12/27/2019	666,000	680,153

							17,994,822

Health Care Technology- 0.6%

Emdeon Business Services LLC	BTL-B	Ba3	BB-	5.00	11/02/2018	270,901	274,880
IMS Health, Inc.	BTL-B	Ba3	BB-	3.75	09/01/2017	1,805,963	1,827,784

							2,102,664

Hotels, Restaurants & Leisure- 6.6%

24 Hour Fitness Worldwide, Inc.	BTL-B	Ba3	B+	7.50	04/22/2016	1,565,837	1,583,127
Affinity Gaming LLC	BTL-B	Ba2	BB	5.50	11/09/2017	925,650	940,113
Caesars Entertainment Operating Co., Inc.	BTL-B2	B2	B	4.45	01/28/2018	3,193,554	2,930,884
California Pizza Kitchen, Inc.	BTL	B2	B	5.25	07/07/2017	3,000,000	2,992,500
DineEquity, Inc.	BTL-B	Ba2	BB-	3.75	10/19/2017	1,128,842	1,146,128
Golden Nugget, Inc.(10)(11)	Delayed Draw	Caa3	B-	3.21	06/30/2014	719,628	698,758
Golden Nugget, Inc.(10)(11)	1st Lien	Caa3	B-	3.21	06/30/2014	1,264,267	1,227,604
Landry's Restaurants, Inc.	BTL-B	B1	B+	4.75	04/24/2018	554,400	559,482
MGM Resorts International	BTL-B	Ba2	BB	4.25	12/20/2019	2,827,913	2,878,917
OSI Restaurant Partners LLC	BTL-B1	B1	BB	4.75	10/26/2019	1,477,125	1,499,892
Quizno's LLC	1st Lien	NR	NR	9.00	01/24/2017	1,792,628	1,165,208
ROC Finance LLC(14)	BTL-B	B1	BB-	5.00	03/28/2019	700,000	704,375
Rock Ohio Caesars LLC	BTL	B1	BB-	8.50	08/19/2017	800,000	830,000
Six Flags Theme Parks, Inc.	BTL-B	Ba2	BB+	4.00-5.25	12/20/2018	746,173	757,599
Station Casinos, Inc.	BTL-B	B1	B	5.00	03/01/2020	2,820,000	2,855,250
Town Sports International Holdings, Inc.	BTL-B	Ba3	B+	5.75	05/11/2018	1,797,161	1,822,621

							24,592,458

Household Durables- 0.9%

Apex Tool Group LLC	BTL-B	B1	B	4.50	02/01/2020	605,000	614,453
Tempur-Pedic International, Inc.	BTL-B	Ba3	BB	5.00	03/18/2020	897,750	911,457
Wilsonart International Holdings LLC	BTL	B2	B+	5.50	10/31/2019	1,097,250	1,114,738
Yankee Candle Co., Inc.	BTL	B1	B+	5.25	04/02/2019	772,614	781,548

							3,422,196

Household Products- 0.5%

Reynolds Group Holdings, Inc.	Tranch E	B1	B+	4.75	09/28/2018	1,935,275	1,965,686

Industrial Conglomerates- 0.8%

American Rock Salt Co. LLC	BTL-B	B3	B	5.50	04/25/2017	1,694,813	1,691,811
Fram Group Holdings, Inc.	1st Lien	B1	B	6.50	07/29/2017	525,643	533,309
Sequa Corp.	BTL-B	B1	B	5.25	06/19/2017	874,803	884,463

							3,109,583

Industrial Power Producers & Energy Traders- 0.9%

Calpine Corp.	BTL-B	B1	BB-	4.00	04/01/2018	1,068,188	1,084,044
Calpine Corp.	BTL	B1	BB-	4.00	10/09/2019	1,538,270	1,560,767
LS Power Funding Corp.	BTL	Ba2	BB+	5.50	06/28/2019	519,570	527,363

							3,172,174

Insurance- 1.4%

Asurion Corp.	1st Lien	NR	B+	4.50	05/24/2019	3,555,483	3,588,446
Asurion Corp.	BTL	NR	B-	11.00	09/02/2019	550,000	592,625
Compass Investments, Inc.	BTL	B1	B-	5.25	12/27/2019	1,037,400	1,048,207

							5,229,278

Internet & Catalog Retail- 0.1%

Acosta, Inc.	BTL	NR	B+	5.00	03/02/2018	443,888	449,991

Internet Software & Services- 0.3%

Web.com Group, Inc.	BTL-B	B1	B	4.50	10/27/2017	946,794	956,558

IT Services- 3.5%

Ceridian Corp.	BTL	B1	B-	5.95	05/09/2017	1,071,392	1,093,156
Evertec, Inc.	BTL-B	Ba3	BB-	5.50	09/30/2016	435,000	436,088
First Data Corp.	BTL-B	B1	B+	4.20	03/24/2018	6,218,681	6,210,130
First Data Corp.	BTL-1	B3	B+	5.20	09/24/2018	2,170,000	2,190,118
MoneyGram International, Inc.	BTL-B	B1	BB-	4.25	03/20/2020	2,275,000	2,283,531
Sungard Data Systems, Inc.	BTL	Ba3	BB	3.96	02/28/2017	436,571	437,771
TransFirst Holdings, Inc.	2nd Lien	Caa2	CCC+	11.00	06/27/2018	250,000	257,500

							12,908,294

Leisure Equipment & Products- 1.4%

Bombardier Recreational Products, Inc.	1st Lien	B1	B+	5.00	01/22/2019	2,600,000	2,628,980
Freedom Group, Inc.	BTL-B	Ba3	B+	5.50	04/19/2019	289,945	291,757
SRAM LLC	BTL-B	Ba3	BB-	4.75-5.75	06/07/2018	1,556,340	1,560,231
SRAM LLC	2nd Lien	B3	B	8.50	12/07/2018	875,000	892,500

							5,373,468

Life Sciences Tools & Services- 0.5%

Pharmaceutical Product Development, Inc.	BTL-B	Ba3	B+	4.25	12/05/2018	1,694,603	1,718,434

Machinery- 1.8%

Alliance Laundry Systems LLC	BTL	NR	B	4.50	12/07/2018	577,063	584,277
Edwards (Cayman Islands II), Ltd.	BTL-B	B2	B+	4.75	03/26/2020	690,000	692,588
Harbor Freight Tools USA, Inc.	BTL-B	B1	B+	5.50	11/14/2017	1,033,553	1,047,764
Navistar International Corp.	BTL-B	Ba3	B+	7.00	08/17/2017	922,688	934,877
Pro Mach, Inc.	BTL-B	B2	B+	5.00	07/06/2017	1,511,129	1,530,019
Rexnord Corp.	BTL-B	Ba2	BB	4.50	04/01/2018	1,901,997	1,924,971

							6,714,496

Media- 10.3%

Advanstar Communications, Inc.	1st Lien	Caa2	CCC+	2.57	05/31/2014	1,887,362	1,693,121
Alpha D2, Ltd.	BTL-B2	Ba3	B+	6.00	04/30/2019	2,475,063	2,510,421
Charter Communications Operating LLC	BTL-D	Baa3	BB+	4.00	05/15/2019	1,534,500	1,553,298
Cumulus Media, Inc.	1st Lien	Ba2	BB-	4.50	09/16/2018	1,776,761	1,801,857
Cumulus Media, Inc.	2nd Lien	B2	CCC+	7.50	09/16/2019	1,070,000	1,112,800
Foxco Acquisition LLC	BTL-B	B2	B	5.50	07/14/2017	1,229,575	1,253,654
Getty Images, Inc.	BTL-B	B1	B	4.75	10/18/2019	1,910,213	1,941,423
Gray Television, Inc.	BTL-B	B2	B+	4.75	10/14/2019	1,108,559	1,126,573
Hicks Sports Group†(7)(8)	BTL-B	NR	NR	6.75	12/22/2011	1,172,242	351,673
Interactive Data Corp.	BTL-B	Ba3	B+	4.50	02/11/2018	2,240,087	2,268,789
Kabel Deutschland AG	BTL-F1	NR	NR	3.25	02/01/2019	1,150,000	1,157,290
LIN Television Corp.	BTL-B	Ba2	BB	4.00	12/21/2018	720,878	730,791
Mediacom Broadband LLC	BTL-F	Ba3	BB-	4.50	10/23/2017	1,449,459	1,464,558
Mediacom LLC	BTL-E	Ba3	BB-	4.50	10/23/2017	905,306	913,605
Nine Entertainment Group, Ltd.	BTL-A	Ba2	BB	3.50	01/17/2020	1,600,000	1,606,750
Rovi Solutions Corp.	BTL-B	Ba2	NR	4.00	03/29/2019	747,741	747,741
Salem Communications Corp.	BTL-B	B2	B	4.50	03/15/2020	910,000	923,650
Sinclair Television Group, Inc.	BTL-B	Ba1	BB+	5.25	10/28/2016	763,372	766,708
Tribune Co.	BTL	Ba3	BB+	4.00	12/31/2019	2,593,500	2,621,380

Truven Health Analytics, Inc.	BTL-B	Ba3	B+	5.75	06/06/2019	312,638	318,109
Univision Communications, Inc.	BTL-C1	B2	B+	4.45	03/01/2020	649,797	653,905
Univision Communications, Inc.	BTL-C2	B2	B+	4.75	03/01/2020	6,350,000	6,395,244
Virgin Media Investment Holdings, Ltd.(14)	BTL-B	Ba3	BB-	3.50	02/17/2020	3,375,000	3,362,344
WideOpenWest Finance LLC	BTL-B	B1	B	6.25	07/17/2018	927,988	940,979

							38,216,663

Metals & Mining- 1.9%

Ameriforge Group, Inc.	BTL	B1	B+	6.00	12/19/2019	1,152,113	1,168,674
Ameriforge Group, Inc.	BTL-B	Caa1	CCC+	9.75	12/18/2020	335,000	345,050
Fortescue Metals Group, Ltd.	BTL	Ba1	BB+	5.25	10/18/2017	3,835,725	3,885,728
Novelis, Inc.	BTL-B	Ba2	BB-	3.75	03/10/2017	1,756,355	1,771,942

							7,171,394

Multi Utilities- 1.2%

Texas Competitive Electric Holdings Co. LLC	BTL	Caa3	CCC	4.70-4.79	10/10/2017	6,174,956	4,399,625

Multiline Retail- 0.6%

99 Cents Only Store	BTL-B	B2	B+	5.25	01/13/2019	523,388	531,076
Lord & Taylor, Ltd.	BTL-B	Ba3	BB	5.75	01/11/2019	176,881	179,018
Neiman Marcus Group, Inc.	BTL-B	B2	B+	4.00	05/16/2018	1,500,000	1,507,125

							2,217,219

Oil, Gas & Consumable Fuels- 1.8%

Arch Coal, Inc.	BTL	Ba3	BB	5.75	05/16/2018	1,454,015	1,480,188
Energy Transfer Equity LP	BTL-B	Ba2	BB	3.75	03/23/2017	2,170,000	2,184,467
Pilot Travel Centers LLC	BTL-B2	Ba2	BB	4.25	08/07/2019	298,500	302,185
Plains Exploration & Production Co.	BTL-B	Ba1	BB	4.00	11/30/2019	1,305,000	1,309,894
Samson Investment Co.	2nd Lien	B1	B	6.00	09/25/2018	1,500,000	1,521,750

							6,798,484

Paper & Forest Products- 0.2%

Unifrax Corp.	BTL-B	B1	B+	4.25	11/28/2018	855,855	865,483

Personal Products- 0.6%

NBTY, Inc.	BTL-B	Ba3	BB-	3.50	10/01/2017	548,719	555,292
Revlon, Inc.	BTL-B	Ba2	BB-	4.00	11/20/2017	1,699,200	1,707,271

							2,262,563

Pharmaceuticals- 2.5%

Alkermes, Inc.	BTL-B	B1	BB	3.50	09/18/2019	1,517,375	1,525,595
Capsugel Healthcare, Ltd.	BTL-B	B1	BB-	4.75	08/01/2018	1,738,000	1,769,140
ConvaTec, Inc.	BTL-B	Ba3	B+	5.00	12/22/2016	495,000	503,817
Grifols SA	BTL-B	Ba2	BB+	4.25	06/01/2017	1,500,165	1,517,711
Jazz Pharmaceuticals PLC	BTL-B	Ba3	BBB-	5.25	06/12/2018	303,188	307,104
Quintiles Transnational Corp.	BTL-B2	B1	BB-	4.50	06/08/2018	1,669,910	1,695,655
Quintiles Transnational Corp.	BTL-B	B3	B	7.50	02/26/2017	800,000	821,000
Warner Chilcott PLC	BTL-B3	Ba3	BBB-	4.25	03/15/2018	366,746	372,247
Warner Chilcott PLC	Tranche B1	Ba3	BBB-	4.25	03/15/2018	465,407	472,388
Warner Chilcott PLC	Tranche B2	Ba3	BBB-	4.25	03/15/2018	164,917	167,390
Warner Chilcott PLC	BTL-B1	Ba3	BBB-	4.25	03/15/2018	202,595	205,634

							9,357,681

Professional Services- 0.6%

Bankruptcy Management Solutions, Inc.(10)(11)	2nd Lien	NR	NR	8.20	08/20/2015	143,049	6,437
Nexeo Solutions LLC	BTL-B1	B1	B	5.00	09/08/2017	1,506,645	1,514,178
Nexeo Solutions LLC	BTL-B2	B1	B	5.00	09/08/2017	661,675	664,294

							2,184,909

Real Estate Investment Trusts- 0.3%

Capital Automotive LP	BTL-B	Ba3	B+	4.25	03/11/2017	1,000,000	1,006,250

Real Estate Management & Development- 0.5%

Realogy Corp.	CLTL	B1	B-	4.46	10/10/2016	187,749	188,218
Realogy Corp.	BTL	B1	B-	4.50	03/05/2020	1,596,593	1,621,042

							1,809,260

Road & Rail- 0.4%

Swift Transportation Co., Inc.	BTL-B	Ba2	BB	5.00	12/21/2017	1,391,202	1,414,389

Semiconductors & Semiconductor Equipment- 2.2%

Freescale Semiconductor, Inc.	BTL-B4	B1	B	5.00	03/01/2020	6,932,872	6,951,647
Microsemi Corp.	BTL-B	Ba2	BB	3.75	02/19/2020	1,153,515	1,163,897

							8,115,544

Software- 3.5%

Attachmate Corp.	BTL	B1	BB-	7.25-8.00	11/22/2017	680,444	688,524
Eagle Parent, Inc.	BTL-B	Ba3	B+	4.50	05/16/2018	2,800,232	2,818,316
Hyland Software, Inc.	BTL	B2	B	5.50	10/25/2019	1,830,413	1,846,429
Kronos, Inc.	BTL-C	Ba3	B	4.50	10/30/2019	2,428,913	2,458,895
Kronos, Inc.	2nd Lien	Caa1	CCC+	9.75	04/30/2020	1,745,000	1,827,888
Lawson Software, Inc.	BTL-B	Ba3	B+	5.25	04/05/2018	1,087,436	1,107,599
Magic Newco LLC	BTL	Ba3	B+	7.25	12/12/2018	1,477,575	1,504,356
RedPrairie Corp.	1st Lien	B1	B+	6.75	12/21/2018	758,100	774,210

							13,026,217

Specialty Retail- 2.2%

J Crew Operating Corp.	BTL-B1	B1	B	4.00	03/07/2018	1,812,700	1,835,812
Michaels Stores, Inc.	BTL-B2	B1	BB-	3.75	01/28/2020	2,175,000	2,201,272
Party City Holdings, Inc.	BTL	B1	B	4.25	07/29/2019	2,573,899	2,606,608
Serta Simmons Holdings LLC	BTL-B	B1	B+	5.00-6.00	10/01/2019	1,515,000	1,538,040

							8,181,732

Thrifts & Mortgage Finance- 0.5%

Ocwen Financial Corp.	BTL	B1	B	5.00	02/15/2018	1,760,000	1,773,200

Wireless Telecommunication Services- 2.5%

Cricket Communications, Inc.	BTL	Ba3	B+	4.75	10/10/2019	493,763	497,620
Cricket Communications, Inc.	BTL-C	Ba3	B+	4.75	02/21/2020	1,585,000	1,597,135
Crown Castle International Corp.	BTL-B	Ba2	B+	4.00	01/31/2019	997,375	1,010,341
Intelstat Jackson Holdings, Ltd.	BTL	B1	BB-	4.50	04/02/2018	1,992,468	2,026,091
MetroPCS Wireless, Inc.	BTL-B3	Ba1	BB	4.00	03/16/2018	1,749,350	1,757,726
Syniverse Technologies, Inc.	BTL-B	B1	BB-	5.00	04/23/2019	2,278,780	2,296,584

							9,185,497

Total Loans (cost $353,426,930)							355,175,020

U.S. CORPORATE BONDS & NOTES- 4.8%
Commercial Services & Supplies- 0.7%

Ladder Capital Finance Holdings LLP*	Bond	Ba3	B+	7.38	10/01/2017	1,710,000	1,786,950
Reynolds Group Issuer, Inc.	Bond	B1	B+	5.75	10/15/2020	1,000,000	1,018,750

							2,805,700

Containers & Packaging- 0.2%

Ardagh Packaging Finance PLC*	Bond	Ba3	B+	4.88	11/15/2022	590,000	582,625

Energy Equipment & Services- 0.2%

Shelf Drilling Holdings, Ltd.*	Bond	B1	B	8.63	11/01/2018	695,000	736,700

Gas Utilities 0.4%

EP Energy LLC	Bond	B2	B	9.38	05/01/2020	1,258,000	1,452,990

Hotels, Restaurants & Leisure- 0.3%

Caesars Entertainment Operating Co., Inc.	Bond	B2	B	8.50	02/15/2020	1,225,000	1,209,688

Internet Software & Services- 0.4%

Equinix, Inc.	Bond	Ba3	BB	5.38	04/01/2023	1,245,000	1,260,563
Zayo Group LLC	Bond	B1	B	8.13	01/01/2020	340,000	380,800

							1,641,363

IT Services- 0.7%

Ceridian Corp.*	Bond	B1	B-	8.88	07/15/2019	590,000	686,613
First Data Corp.*	Bond	B1	B+	7.38	06/15/2019	1,635,000	1,739,231

							2,425,844

Media- 0.5%

CCO Holdings LLC	Bond	B1	BB-	5.25	09/30/2022	1,000,000	982,500
Unitymedia Hessen GmbH & Co. KG*	Bond	Ba3	BB-	5.50	01/15/2023	870,000	893,925

							1,876,425

Oil, Gas & Consumable Fuels- 0.5%

Denbury Resources, Inc.	Bond	B1	BB	4.63	07/15/2023	1,215,000	1,172,475
MEG Energy Corp.*	Bond	B1	BB	6.38	01/30/2023	570,000	592,800

							1,765,275

Real Estate Management & Development- 0.1%

CBRE Services, Inc.	Bond	Ba1	B+	5.00	03/15/2023	420,000	424,725

Specialty Retail- 0.2%

Party City Holdings, Inc.*	Bond	Caa1	CCC+	8.88	08/01/2020	540,000	592,650

Wireless Telecommunication Services- 0.6%

Intelsat Luxembourg SA*	Bond	Caa3	CCC+	7.75	06/01/2021	2,365,000	2,406,388

Total U.S. Corporate Bonds & Notes (cost $17,251,829)							17,920,373

COMMON STOCK- 0.1%
Diversified Financial Services- 0.1%

Bankruptcy Management Solutions, Inc.†(5)(6)						1,360	0
BLB Management Services, Inc.†						5,141	124,669

							124,669

Media- 0.0%

Berry Co. LLC†(5)(6)						1,136	50,427
Velo Holdings, Inc.†						158,341	33,252

							83,679

Total Common Stock (cost $1,276,448)							208,348

MEMBERSHIP INTEREST- 0.1%
Media- 0.1%

NextMedia Operating, Inc.†(5)(6)						7,916	212,307
VSS-AHC Holdings LLC†(5)(6)						12,608	0

Total Membership Interest (cost $1,506,366)							212,307

WARRANTS- 0.0%
Diversified Financial Services- 0.0%

Bankruptcy Management Solutions, Inc.
Expires 10/01/2017
(Strike Price $30.00)†(5)(6)
(cost $0)						126	0

Total Long-Term Investment Securities (cost $373.461,573)							373,516,048

SHORT-TERM INVESTMENT SECURITIES- 4.0%
Registered Investment Companies- 4.0%

SSgA Money Market Fund (cost $15,029,229)						15,029,229	15,029,229

REPURCHASE AGREEMENTS- 6.8%

Bank of America Securities LLC Joint Repurchase Agreement(12)						4,010,000	4,010,000
Barclays Capital, Inc. Joint Repurchase Agreement(12)						6,705,000	6,705,000
BNP Paribas SA Joint Repurchase Agreement(12)						4,010,000	4,010,000
Deutsche Bank AG Joint Repurchase Agreement(12)						800,000	800,000
Royal Bank of Scotland Joint Repurchase Agreement(12)						5,350,000	5,350,000
UBS Securities LLC Joint Repurchase Agreement(12)						4,540,000	4,540,000

Total Repurchase Agreements (cost $25,415,000)							25,415,000

TOTAL INVESTMENTS- 111.4%
(cost $413,905,802) (13)							413,960,277
Liabilities in excess of other assets— (11.4)%							(42,257,033)

NET ASSETS- 100.0%							$371,703,244

BTL	Bank Term Loan
CLTL	Credit Linked Term Loan
NR	Security is not rated.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At March 31, 2013, the aggregate value of these securities was $10,017,882, representing 2.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of March 31, 2013.
(2)	Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio will be approximately 67 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Illiquid security. At March 31, 2013, the aggregate value of these securities was $262,734, representing 0.1% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(9)	Loan is in default.
(10)	PIK (“Payment-In-Kind”) security. Income may be paid in additional loans or cash at the discretion of the issuer.
(11)	Security currently paying interest in the form of additional loans.
(12)	See Note 3 for details of the Joint Repurchase Agreement.
(13)	See Note 4 for cost of investments on a tax basis.
(14)	As of March 31, 2013, the loan has not settled and as a result, the interest rate is estimated based on information available.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Loans:
Commercial Services & Supplies	$—	$17,484,180	$76,081	$17,560,261
Diversified Consumer Services	—	2,711,375	412,495	3,123,870
Hotels, Restaurants & Leisure	—	24,592,458	—	24,592,458
Media	—	37,864,990	351,673	38,216,663
Professional Services	—	2,178,472	6,437	2,184,909
Other Industries*	—	269,496,859	—	269,496,859
U.S. Corporate Bonds & Notes	—	17,920,373	—	17,920,373
Common Stock:
Diversified Financial Services	—	124,669	0	124,669
Media	—	—	83,679	83,679
Membership Interest	—	—	212,307	212,307
Warrants	—	—	0	0
Short-Term Investments:
Registered Investment Companies	15,029,229	—	—	15,029,229
Repurchase Agreements	—	25,415,000	—	25,415,000

Total	$15,029,229	$397,788,376	$1,142,672	$413,960,277

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2013 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Fund’s net assets as of March 31, 2013 are reported on a schedule following the Portfolio of Investments.

The investments by the Fund in loan interests (“Loans”) are valued in accordance with guidelines established by the Board. Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value, and are generally categorized as Level 3. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next rate interest reset and maturity.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for the Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for the Loans may be more difficult than obtaining valuations for more actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

Note 2. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 3. Repurchase Agreements

As of March 31, 2013, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	5.35%	$4,010,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 28, 2013, bearing interest at a rate of 0.13% per annum, with a principal amount of $74,945,000, a repurchase price of $74,946,083, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.25%	12/15/2014	$60,049,000	$60,110,850
U.S. Treasury Notes	1.38%	11/30/2015	15,986,000	16,502,508

As of March 31, 2013, the Fund held an undivided interest in a joint repurchase agreement with Barclay's Capital, Inc.:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	5.35%	$6,705,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclay’s Capital, Inc., dated March 28, 2013, bearing interest at a rate of 0.15% per annum, with a principal amount of $125,247,000, a repurchase price of $125,249,087, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.63%	08/31/2017	$127,485,000	$127,507,947

As of March 31, 2013, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	5.35%	$4,010,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 28, 2013, bearing interest at a rate of 0.15% per annum, with a principal amount of $74,945,000, a repurchase price of $74,946,249, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.25%	10/31/2015	$74,362,100	$76,534,217

As of March 31, 2013, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	5.35%	$800,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 28, 2013, bearing interest at a rate of 0.14% per annum, with a principal amount of $14,940,000, a repurchase price of $14,940,232, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.38%	02/28/2015	$14,677,000	$15,301,360

As of March 31, 2013, the Fund held an undivided interest in a joint repurchase agreement with Royal Bank of Scotland:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	5.35%	$5,350,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Royal Bank of Scotland, dated March 28, 2013, bearing interest at a rate of 0.15% per annum, with a principal amount of $99,965,000, a repurchase price of $99,966,666, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	4.25%	08/15/2014	$96,152,000	$101,997,080

As of March 31, 2013, the Fund held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	5.35%	$4,540,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated March 28, 2013, bearing interest at a rate of 0.14% per annum, with a principal amount of $84,875,000, a repurchase price of $84,876,320, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.25%	12/15/2015	$87,045,300	$86,917,343

Note 4. Federal Income Taxes

As of March 31, 2013, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Cost (tax basis)	$413,905,802

Gross unrealized appreciation	$7,472,494
Gross unrealized depreciation	(7,418,019)

Net unrealized depreciation	$54,475

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 30, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	May 30, 2013